Goodwill - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows	five years
Bio Vision CGU [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.50%
Discount rate applied to cash flow projections	12.00%
Group CGU [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.20%
Discount rate applied to cash flow projections	7.20%